Segmented disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
						Inter-
					Largo	segment
	Sales &	Mine		E&E	Clean	transactions
	trading	properties	Corporate	properties	Energy	& other	Total
Year ended December 31, 2021
Revenues	$163,105	$161,790	$135,309	$-	$-	$(261,924)	$198,280

Operating costs	(153,387)	(110,184)	(130,165)	-	-	260,726	(133,010)
Professional, consulting and management fees	(1,642)	(4,162)	(7,036)	(1)	(5,081)	-	(17,922)
Foreign exchange (loss) gain	(161)	574	207	-	(10)	-	610
Other general and
administrative						(100) [1]
expenses	(414)	(1,500)	(2,358)	(3)	(2,029)		(6,404)
Share-based payments	-	-	(3,135)	-	-	-	(3,135)
Finance costs	(32)	(1,022)	(13)	-	(62)	(6) [1]	(1,135)
Interest income	-	275	128	-	-	-	403
Technology start-up costs	-	-	-	-	(3,121)	(714) [1]	(3,835)
Exploration and evaluation costs	-	(2,078)	-	(15)	-	-	(2,093)
	(155,636)	(118,097)	(142,372)	(19)	(10,303)	259,906	(166,521)
Net income (loss) before tax	7,469	43,693	(7,063)	(19)	(10,303)	(2,018)	31,759
Income tax expense	(74)	(5,356)	-	-	-	-	(5,430)
Deferred income tax (expense) recovery	955	(4,388)	(325)	-	-	-	(3,758)
Net income (loss)	$8,350	$33,949	$(7,388)	$(19)	$(10,303)	$(2,018)	$22,571
At December 31, 2021
Total non-current assets	$961	$123,783	$18,303	$-	$10,884	$-	$153,931
Total assets	$56,631	$191,086	$111,703	$2	$18,084	$(63,597)[2]	$313,909
Total liabilities	$39,907	$34,604	$21,467	$-	$6,488	$(54,254)[3]	$48,212
					Largo	Inter-
	Sales &	Mine		E&E	Clean	segment
	trading	properties	Corporate	properties	Energy	transactions	Total
Year ended December 31, 2020
Revenues	$64,512	$126,750	$74,553	$-	$-	$(145,828)	$119,987
Other gains (losses)	1,636	-	-	-	-	-	1,636
	66,148	126,750	74,553	-	-	(145,828)	121,623
Operating costs	(65,429)	(93,524)	(71,275)	-	-	141,838	(88,390)
Professional, consulting and management fees	(1,274)	(3,086)	(3,188)	-	(707)	-	(8,255)
Foreign exchange (loss) gain	44	(15,943)	6,835	-	-	-	(9,064)
Other general and administrative expenses	(473)	(1,669)	(1,082)	-	(105)	-	(3,329)
Share-based payments	-	-	(1,638)	-	-	-	(1,638)
Finance costs	(17)	(1,325)	(8)	-	-	-	(1,350)
Interest income	-	601	547	-	-	-	1,148
Exploration and evaluation costs	-	(2,958)	-	(64)	-	-	(3,022)
	(67,149)	(117,904)	(69,809)	(64)	(812)	141,838	(113,900)
Net income (loss) before tax	(1,001)	8,846	4,744	(64)	(812)	(3,990)	7,723
Income tax expense	(15)	(124)	-	-	-	-	(139)
Deferred income tax (expense) recovery	-	(3,157)	2,334	-	-	-	(823)
Net income (loss)	$(1,016)	$5,565	$7,078	$(64)	$(812)	$(3,990)	$6,761
At December 31, 2020
Total non-current assets	$9	$136,082	$20,052	$-	$4,366	$-	$160,509
Total assets	$49,010	$213,619	$106,779	$25	$4,871	$(76,498)	$297,806
Total liabilities	$41,968	$45,320	$34,352	$-	$-	$(70,998)	$50,642